TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS
24. TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2019	2018
Trade receivables	$580	$489
Prepaids and others	143	136
Other short-term receivables	205	144
Current portion of contract asset	51	45

	$979	$814

As at December 31, 2019, 72% (2018: 81%) of trade receivables were current. The decrease in current receivables is due to timing of settlement. Brookfield Renewable does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2019 and 2018 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on
30-day
terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.